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                                      21


APPENDIX I.          U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                         HARTFORD LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT ONE
                                  P.O. Box 2999
                             Hartford, CT 06104-2999


 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:


     Single Class


 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-4315


    Securities Act File Number: 2-98140
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                               December 31, 1995
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                      N/A

 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


                                      N/A

 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


                                      N/A

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                 See Attached

  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.


                                 See Attached


 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                      N/A
 ______________________________________________________________________________

 12. Calculation of registration fee:  See Attached

     (i) Aggregate sale price of securities sold during     $
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):

    (ii) Aggregate price of shares issued in connection     +
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):

   (iii) Aggregate price of shares redeemed or repurchased  -
         during the fiscal year (if applicable):            ___________________

    (iv) Aggregate price of shares redeemed or repurchased  +
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):

    (vi) Multiplier prescribed by Section 6(b) of the       x
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.6):

   (vii) Fee due (line (i) or line (v) multiplied by        ___________________
         line (vi)):

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash   Assistant Director
                            -------------------------------------
                            Greg Bubnash
                            -------------------------------------

  Date 2/20/96
       ________________________

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________
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HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ONE
SECURITIES ACT FILE NUMBER: 2-98140


                                                   AMOUNT       AMOUNT       NET SOLD /   OFFERING PRICE   AMOUNT OF
                                                    SOLD       REDEEMED      (REDEEMED)     02/12/199     FILING FEE
                                                  ---------    ---------     ----------   --------------  ----------
Universal Life HVA Money Market Fund              8,452,556    8,612,413      -159,857       1.645631        0.00
Universal Life Hartford Advisers Fund                98,456      730,182      -631,726       2.943273        0.00
Universal Life Hartford Bond Fund                   936,479      905,941        30,538       2.082975       21.93
Universal Life Hartford Capital Apprec.           1,879,253    1,987,269      -108,016       4.052945        0.00
Universal Life Hartford Index Fund                2,115,027    2,148,040       -33,013       2.614667        0.00
Universal Life Hartford Mortgage Secur                6,108      169,521      -163,413       2.071441        0.00
Universal Life Hartford Stock Fund                  929,807    1,090,203      -160,396       3.457440        0.00
                                                                                                            -----
                                                                                                            21.93
                                                                                                            -----


HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ONE
SECURITIES ACT FILE NUMBER: 2-98140


                                                 ITEM 9, 10  ITEM 12 (iii)  ITEM 12 (iii)  ITEM 12 (vi)   ITEM 12 (vii)
                                                   $ Amount    $ Amount       $ Amount      MULTIPLIER        FEE
                                                     Sold       Redeemed    Redeemed-Used                     DUE
                                                  ---------    ---------     ----------   --------------  ----------
Universal Life HVA Money Market Fund             13,909,788   14,172,854     13,909,788       1/2900          0.00
Universal Life Hartford Advisers Fund               289,783    2,149,125        289,783       1/2900          0.00
Universal Life Hartford Bond Fund                 1,950,662    1,887,052      1,887,052       1/2900         21.93
Universal Life Hartford Capital Apprec.           7,616,509    8,054,292      7,616,509       1/2900          0.00
Universal Life Hartford Index Fund                5,530,091    5,616,409      5,530,091       1/2900          0.00
Universal Life Hartford Mortgage Secur               12,652      351,153         12,652       1/2900          0.00
Universal Life Hartford Stock Fund                3,214,752    3,769,311      3,214,752       1/2900          0.00
                                                 32,524,238   36,000,197     32,460,628                      21.93

